Papernuts Reverse Merger (Details Textual) - USD ($)		9 Months Ended
	Feb. 26, 2015	Sep. 30, 2015
Papernuts Reverse Merger [Textual]
Deemed issuance of common shares	49,714,654
Unaudited Interim [Member]
Papernuts Reverse Merger [Textual]
Deemed issuance common shares, value		$ (72,277)
Former Shreholder [Member] | Unaudited Interim [Member]
Papernuts Reverse Merger [Textual]
Deemed issuance of common shares		49,714,642
Deemed issuance common shares, value		$ 124,287